Loan Payable Shareholders (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 19, 2014 Promissory_Note	Dec. 31, 2013 Promissory_Note	May 31, 2014	Jun. 05, 2012
Schedule Loan Payable To Officer [Line Items]
Number of promissory notes	2	2
Conversion price			$ 0.55
Morry Rubin [Member] | Line Of Credit Promissory Note [Member]
Schedule Loan Payable To Officer [Line Items]
Promissory notes, face amount	500,000			$ 200,000
Major Shareholder [Member] | Line Of Credit Promissory Note [Member]
Schedule Loan Payable To Officer [Line Items]
Promissory notes, face amount	500,000			200,000
Morry Rubin and Major Shareholders [Member] | Line Of Credit Promissory Note [Member]
Schedule Loan Payable To Officer [Line Items]
Promissory notes, face amount	1,000,000			$ 400,000
Interest rate of promissory note	10.00%			15.00%